Unaudited Condensed Consolidated Interim Statements of Comprehensive Loss (Parentheticals) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Related party revenues				$ 495,048
Diluted net loss per ordinary share	$ (0.09)	$ (0.07)	$ (0.14)	$ (0.18)